Note 15 - Acquisitions: Schedule of Consolidated Assets, Liabilities, and Equity of Acquired Entities (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 130,874	$ 243,809	$ 466,458	$ 217,178	$ 1,774
Accounts receivable	1,015,447	1,565,114	952,378	542,210
Inventories	838,785	496,971	295,159	279,783
Prepayment to suppliers	382,545	279,229	297,720	306,969
Other current assets	199,073	32,107	228,192	49,705
Total Current Assets	2,566,724	2,617,230	2,239,907	1,395,845
Fixed assets, net	142,137	163,001	185,984	38,620
Deposit	346,255	346,659	227,896	51,601
Intangible assets	87,275	63,831	63,831	63,831
Goodwill	3,057,003	3,057,003	3,057,003	2,444,558
Investments in Subsidiaries			0
Total Non-Current Assets			3,534,714
Total Assets	6,199,394	6,247,724	5,774,621	3,994,455
Current Liabilities:
Accounts payable and accrued expenses	3,748,487	4,082,198	3,313,266	2,152,951
Short term borrowings	0	7,661	471,689	448,801
Advance from customers	496,385	795,431	44,035	40,951
Due to related parties	136,887	140,396	116,617	150,637
Taxes payable	155,151	99,584	241,021	159,478
Notes Payable current portion	264,158	49,397	353,747	526,257
Total Current Liabilities	4,801,068	5,174,667	4,540,375	4,298,997
Long Term Notes	95,599	273,646	327,701	145,316
Accrued severance benefits	96,518	92,948	2,075	2,150
Total Liabilities	5,189,764	5,671,009	4,870,151	4,446,463
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock	163,199	158,949	154,144	138,624
Additional paid-in capital	20,990,286	20,367,272	19,396,940	17,723,248
Accumulated other comprehensive income	1,329,240	1,251,120	507,974	511,229
Accumulated loss	(25,827,119)	(25,404,609)	(21,883,963)	(21,357,211)
Total Equity(Deficit) Leo Motors, Inc.	(3,344,394)	(3,627,268)	(1,824,905)	(2,984,110)
Non-controlling interest	4,354,024	4,203,983	2,729,375	2,532,102
Total Equity(Deficit)	1,009,630	576,715	904,470	(452,008)	$ (518,320)
Total Liabilities and Equity(Deficit)	$ 6,199,394	$ 6,247,724	5,774,621	$ 3,994,455
Leo Motors US
Assets
Cash and cash equivalents			374
Accounts receivable			0
Inventories			0
Prepayment to suppliers			0
Other current assets			0
Total Current Assets			374
Fixed assets, net			6,744
Deposit			0
Intangible assets			0
Goodwill			0
Investments in Subsidiaries			8,089,368
Total Non-Current Assets			8,096,112
Total Assets			8,096,486
Current Liabilities:
Accounts payable and accrued expenses			1,139,889
Short term borrowings			0
Advance from customers			0
Due to related parties			0
Taxes payable			0
Notes Payable current portion			0
Total Current Liabilities			1,139,889
Long Term Notes			0
Accrued severance benefits			0
Total Liabilities			1,139,889
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			154,144
Additional paid-in capital			21,253,084
Accumulated other comprehensive income			277,678
Accumulated loss			(14,728,309)
Total Equity(Deficit) Leo Motors, Inc.			6,956,597
Non-controlling interest			0
Total Equity(Deficit)			6,956,597
Total Liabilities and Equity(Deficit)			8,096,486
Leo Motors Korea
Assets
Cash and cash equivalents			67,853
Accounts receivable			0
Inventories			0
Prepayment to suppliers			137,236
Other current assets			7,297
Total Current Assets			212,386
Fixed assets, net			10,530
Deposit			46,234
Intangible assets			63,831
Goodwill			0
Investments in Subsidiaries			0
Total Non-Current Assets			120,595
Total Assets			332,981
Current Liabilities:
Accounts payable and accrued expenses			1,060,342
Short term borrowings			256,392
Advance from customers			30,381
Due to related parties			116,617
Taxes payable			137,780
Notes Payable current portion			0
Total Current Liabilities			1,601,512
Long Term Notes			36,698
Accrued severance benefits			2,075
Total Liabilities			1,640,285
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			2,831,276
Additional paid-in capital			1,831,184
Accumulated other comprehensive income			225,403
Accumulated loss			(6,195,167)
Total Equity(Deficit) Leo Motors, Inc.			(1,307,304)
Non-controlling interest			0
Total Equity(Deficit)			(1,307,304)
Total Liabilities and Equity(Deficit)			332,981
LGM Co. Ltd
Assets
Cash and cash equivalents			211,957
Accounts receivable			476,777
Inventories			295,159
Prepayment to suppliers			160,484
Other current assets			57,403
Total Current Assets			1,201,780
Fixed assets, net			16,846
Deposit			22,637
Intangible assets			0
Goodwill			0
Investments in Subsidiaries			0
Total Non-Current Assets			39,483
Total Assets			1,241,263
Current Liabilities:
Accounts payable and accrued expenses			291,900
Short term borrowings			183,245
Advance from customers			9,141
Due to related parties			0
Taxes payable			10,673
Notes Payable current portion			0
Total Current Liabilities			494,959
Long Term Notes			117,075
Accrued severance benefits			0
Total Liabilities			612,034
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			284,870
Additional paid-in capital			1,285,902
Accumulated other comprehensive income			4,893
Accumulated loss			(946,436)
Total Equity(Deficit) Leo Motors, Inc.			629,229
Non-controlling interest			0
Total Equity(Deficit)			629,229
Total Liabilities and Equity(Deficit)			1,241,263
Leo Motors Factory 1
Assets
Cash and cash equivalents			91,187
Accounts receivable			8,754
Inventories			0
Prepayment to suppliers			0
Other current assets			1,595
Total Current Assets			101,536
Fixed assets, net			63,683
Deposit			4,804
Intangible assets			0
Goodwill			0
Investments in Subsidiaries			0
Total Non-Current Assets			68,487
Total Assets			170,023
Current Liabilities:
Accounts payable and accrued expenses			97,840
Short term borrowings			32,052
Advance from customers			0
Due to related parties			0
Taxes payable			13,559
Notes Payable current portion			0
Total Current Liabilities			143,451
Long Term Notes			0
Accrued severance benefits			0
Total Liabilities			143,451
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			90,253
Additional paid-in capital			0
Accumulated other comprehensive income			0
Accumulated loss			(63,681)
Total Equity(Deficit) Leo Motors, Inc.			26,572
Non-controlling interest			0
Total Equity(Deficit)			26,572
Total Liabilities and Equity(Deficit)			170,023
Leo Motors Factory 2
Assets
Cash and cash equivalents			2,914
Accounts receivable			48,425
Inventories			0
Prepayment to suppliers			0
Other current assets			125,212
Total Current Assets			176,551
Fixed assets, net			88,181
Deposit			145,196
Intangible assets			0
Goodwill			0
Investments in Subsidiaries			0
Total Non-Current Assets			233,377
Total Assets			409,928
Current Liabilities:
Accounts payable and accrued expenses			307,112
Short term borrowings			0
Advance from customers			4,513
Due to related parties			0
Taxes payable			78,783
Notes Payable current portion			0
Total Current Liabilities			390,408
Long Term Notes			173,928
Accrued severance benefits			0
Total Liabilities			564,336
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			135,379
Additional paid-in capital			0
Accumulated other comprehensive income			0
Accumulated loss			(289,787)
Total Equity(Deficit) Leo Motors, Inc.			(154,408)
Non-controlling interest			0
Total Equity(Deficit)			(154,408)
Total Liabilities and Equity(Deficit)			409,928
Leo Trade
Assets
Cash and cash equivalents			92,173
Accounts receivable			418,422
Inventories			0
Prepayment to suppliers			0
Other current assets			36,685
Total Current Assets			547,280
Fixed assets, net			0
Deposit			9,025
Intangible assets			0
Goodwill			0
Investments in Subsidiaries			0
Total Non-Current Assets			9,025
Total Assets			556,305
Current Liabilities:
Accounts payable and accrued expenses			416,183
Short term borrowings			0
Advance from customers			0
Due to related parties			0
Taxes payable			226
Notes Payable current portion			353,747
Total Current Liabilities			770,156
Long Term Notes			0
Accrued severance benefits			0
Total Liabilities			770,156
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			180,505
Additional paid-in capital			0
Accumulated other comprehensive income			0
Accumulated loss			(394,356)
Total Equity(Deficit) Leo Motors, Inc.			(213,851)
Non-controlling interest			0
Total Equity(Deficit)			(213,851)
Total Liabilities and Equity(Deficit)			556,305
ELIM Entries
Assets
Cash and cash equivalents			0
Accounts receivable			0
Inventories			0
Prepayment to suppliers			0
Other current assets			0
Fixed assets, net			0
Deposit			0
Intangible assets			0
Goodwill			3,057,003
Investments in Subsidiaries			(8,089,368)
Total Assets			(5,032,365)
Current Liabilities:
Accounts payable and accrued expenses			0
Short term borrowings			0
Advance from customers			0
Due to related parties			0
Taxes payable			0
Notes Payable current portion			0
Long Term Notes			0
Accrued severance benefits			0
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock			(3,522,283)
Additional paid-in capital			(4,973,230)
Accumulated other comprehensive income			0
Accumulated loss			733,773
Non-controlling interest			2,729,375
Total Liabilities and Equity(Deficit)			$ (5,032,365)